Income Taxes (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income (loss) before taxes
Total income (loss) before taxes	$ (1,456,511)	$ (1,767,306)	$ 758,917
Provision for taxes (benefits):
Provision for income taxes (benefits)	27,413		633,614
Deferred tax assets:
Less: Valuation allowance			(179,665)
Currency effect
Deferred tax assets, net	0	0
Total provision for taxes			$ 633,614
Effective tax rate	0.00%	0.00%	83.50%
Effect of tax holiday inside the PRC on basic earnings per share			$ 0.06
Cayman Islands [Member]
Income (loss) before taxes
Total income (loss) before taxes	$ (311,778)	$ (700,400)	$ (1,550,037)
Provision for taxes (benefits):
Provision for income taxes (benefits)
Deferred tax assets:
Deferred tax asset
BVI [Member]
Income (loss) before taxes
Total income (loss) before taxes
Provision for taxes (benefits):
Provision for income taxes (benefits)
Deferred tax assets:
Deferred tax asset
Hong Kong [Member]
Income (loss) before taxes
Total income (loss) before taxes	(1,062)	(45,955)	63,343
Provision for taxes (benefits):
Provision for income taxes (benefits)
Deferred tax assets:
Deferred tax asset
PRC [Member]
Income (loss) before taxes
Total income (loss) before taxes	(1,143,671)	(1,020,951)	2,245,611
Provision for taxes (benefits):
Provision for income taxes (benefits)			633,614
Deferred tax assets:
Deferred tax asset			$ 179,665